LOSS PER SHARE - Anti-dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share options
LOSS PER SHARE
Shares issuable upon exercise of share options	9,608,634	9,173,623	5,490,261